Investment Objectives and Goals - Regents Park Hedged Market Strategy ETF	May 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY– REGENTS PARK HEDGED MARKET STRATEGY ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The investment objective of the Fund is to seek to provide capital appreciation through exposure to the U.S. Large Cap equity market while hedging overall market risk. There is no guarantee that the Fund will achieve its investment objective.